SCHEDULE OF RECONCILIATIONS OF INCOME TAX EXPENSES (BENEFITS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income tax expenses	$ (98,501)	$ (111,518)	$ (62,552)
Income tax benefits computed at the PRC statutory income tax rate of 25%	(24,625)	(27,880)	(15,638)
Effect of exempted revenue on taxes		(6)	(17,352)
Effect of additional deduction for qualified R&D expenses	(2,040)	(2,222)	(2,313)
Effect of changes in asset value	1,711	1,068	1,999
Non-deductible expenses	154	5,657	182
Changes in valuation allowance and others	24,800	23,383	33,122
Income tax expenses